UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2004

Check here if amendment    |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Winthrop Knowlton
Title:     Chairman
Phone:     (212) 764-3602

Signature, Place and Date of Signing:

/s/ Winthrop Knowlton            New York, New York              July 30, 2004
(Signature)                      (City, State)                   (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

-----------------                   -----------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3
Form 13F Information Table Entry Total:     71
Form 13F Information Table Value Total:     $154,204
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-5342                    Knowlton, Christopher
2        28-5344                    Knowlton, Winthrop
3        28-2649                    Lee, Dwight E.

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Value                      Investment
Issuer                       Class         CUSIP          (000's)         Shares      Discretion     Managers     Voting Authority
                                                                                                                  ------  ---------
                                                                                                                  Sole    Shared
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Alloy Online                 COM            19855105             5190        843838  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Amgen                        COM           00130H105             1685         30873  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Amgen                        COM           00130H105              553         10135  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
AMN Healthcare Services      COM           001744101             5529        361613  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
American Healthways          COM           02649V104            10029        376736  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
American Healthways          COM           02649V104             1454         54600  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Axcan Pharma Inc.            COM           054923107              368         17437  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Biolase Technology           COM            90911108             5653        419995  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Biosite Diagnostic           COM            90945106             5393        119614  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Biosite Diagnostic           COM            90945106              979         21700  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Celgene                      COM           151020104             1081         18870  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Celgene                      COM           151020104              825         14400  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Cell Genesys                 COM           150921104              341         32835  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Cephalon                     COM           156708109              811         15023  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Cephalon                     COM           156708109              643         11900  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Cognex Corp.                 COM           192422103             4660        121110  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Cognex Corp.                 COM           192422103              500         13000  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Cross Country Inc.           COM           227483104             3374       185,909  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Cytyc Corp.                  COM           232946103             4964        195668  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Durect Corp.                 COM           266605104              586        169482  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Durect Corp.                 COM           266605104              364        105100  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Eclipsys                     COM           278856109             6172        404476  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Eclipsys                     COM           278856109              830         54400  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Electronics for Imaging      COM           286082102             2336         82647  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
EPIX Medical                 COM           26881q101              367         17400  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
E-Trade Group                COM           269246104              280         25122  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Flextronics International    COM           Y2573F102            10381        650873  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Flextronics International    COM           Y2573F102             1646        103200  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Gentex                       COM           371901109             1678         42281  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Gilead Sciences              COM           375558103              395          5902  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Hollis Eden Pharmaceuticals  COM           435902101             6320        524453  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
ICOS Corp.                   COM           449295104              324         10872  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
ICOS Corp.                   COM           449295104              197          6600  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Intersil Corp.               COM           46069S109              743         34300  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Intuitive Surgical           COM           46120E602              361         18978  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Jabil Circuit                COM           466313103             4315        171359  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Jabil Circuit                COM           466313103              948         37662  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Jupitermedia                 COM           48207D101            10913        770164  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Jupitermedia                 COM           48207D101             2777        196000  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Learning Tree Intl Inc       COM           522015106             1420         97831  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Lexar Media                  COM           52886p104             1530        229027  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Lexar Media                  COM           52886p104              278         41600  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Liberty Media                COM           530718105              489         54413  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Liberty Media INTL CI-A      COM           530719103              101          2720  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Livepersons Inc.             COM           538146101              789        262196  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Livepersons Inc.             COM           538146101              136         45000  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Martek Biosciences           COM           572901106             4306         76656  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Martek Biosciences           COM           572901106              781         13900  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Maxim Pharmaceuticals        COM           57772M107             4428        458808  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Micron Technology            COM           595112103              254         16600  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Neoforma Inc                 COM           640475505             1622        133606  X             1,2                    X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Netflix Inc                  COM           64110L106              407         11300  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Neurocrine Biosciences       COM           64125c109              328          6331  X             1,2                    X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Network Associates           COM           640938106              681         37583  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Oracle Corp.                 COM           68389X105             2311        193668  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Oracle Corp                  COM           68389X105              100          8400  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Pinnacle Systems             COM           723481107             2125        297183  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Pinnacle Systems             COM           723481107              272         38100  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Polycom                      COM           73172K104             5248        234178  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Polycom                      COM           73172K104              941         42000  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Semi Conductor               COM           816636203              946         25000  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Serena Software              COM           817492101             1254         65711  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Serena Software              COM           817492101              472         24700  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Synopsys                     COM           871607107             4814        169310  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Synopsys                     COM           871607107              628         22074  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Taiwan SemiConductor MFG     COM           874039100             1678        201937  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Thoratec                     COM           885175307             6114        569309  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Thoratec                     COM           885175307              782         72830  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Verisign                     COM           92343E102              376         18900  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Websense                     COM           947684106             1662         44636  X             1, 2                   X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
Websense                     COM           947684106              968         26000  X             1, 2, 3                X
---------------------------- --------- -------------- ---------------- ------------- ------------- -------------- ------- ---------
TOTAL                                                          154204
-----------------------------------------------------------------------------------------------------------------------------------